American Century Investments®
Quarterly Portfolio Holdings
NT Mid Cap Value Fund
June 30, 2021

NT Mid Cap Value - Schedule of Investments
JUNE 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.1%
Aerospace and Defense — 2.7%
BAE Systems plc	2,424,939	17,522,652
General Dynamics Corp.	120,943	22,768,729
Textron, Inc.	81,699	5,618,440
		45,909,821
Airlines — 1.6%
Southwest Airlines Co.(1)	509,274	27,037,357
Auto Components — 1.6%
BorgWarner, Inc.	380,881	18,487,964
Bridgestone Corp.	185,800	8,445,049
		26,933,013
Automobiles — 1.0%
Honda Motor Co. Ltd., ADR(2)	534,008	17,184,377
Banks — 4.3%
Commerce Bancshares, Inc.	56,317	4,198,996
Eastern Bankshares, Inc.	95,542	1,965,299
First Hawaiian, Inc.	320,239	9,075,573
M&T Bank Corp.	111,887	16,258,300
Prosperity Bancshares, Inc.	127,187	9,132,027
Truist Financial Corp.	398,107	22,094,938
Westamerica Bancorporation	174,108	10,103,487
		72,828,620
Building Products — 0.6%
Johnson Controls International plc	141,510	9,711,831
Capital Markets — 7.7%
Ameriprise Financial, Inc.	83,701	20,831,505
Bank of New York Mellon Corp. (The)	825,113	42,270,539
Northern Trust Corp.	315,100	36,431,862
State Street Corp.	133,859	11,013,918
T. Rowe Price Group, Inc.	97,731	19,347,806
		129,895,630
Chemicals — 0.8%
Axalta Coating Systems Ltd.(1)	462,489	14,101,290
Commercial Services and Supplies — 1.3%
Republic Services, Inc.	193,632	21,301,456
Communications Equipment — 1.7%
F5 Networks, Inc.(1)	91,785	17,132,588
Juniper Networks, Inc.	405,726	11,096,606
		28,229,194
Containers and Packaging — 3.0%
Amcor plc	744,038	8,526,675
Packaging Corp. of America	81,956	11,098,482
Sonoco Products Co.	453,440	30,335,136
		49,960,293
Distributors — 0.4%
Genuine Parts Co.	50,921	6,439,979
Electric Utilities — 4.6%
Edison International	488,853	28,265,481
Evergy, Inc.	148,807	8,992,407

Eversource Energy	121,225	9,727,094
Pinnacle West Capital Corp.	321,952	26,390,405
Xcel Energy, Inc.	64,385	4,241,684
		77,617,071
Electrical Equipment — 5.1%
Emerson Electric Co.	362,281	34,865,923
Hubbell, Inc.	116,183	21,707,632
nVent Electric plc	951,203	29,715,582
		86,289,137
Electronic Equipment, Instruments and Components — 0.5%
TE Connectivity Ltd.	64,637	8,739,569
Energy Equipment and Services — 0.8%
Baker Hughes Co.	585,019	13,379,385
Equity Real Estate Investment Trusts (REITs) — 5.1%
Equinix, Inc.	14,920	11,974,792
Essex Property Trust, Inc.	50,728	15,218,907
Healthcare Trust of America, Inc., Class A	516,566	13,792,312
Healthpeak Properties, Inc.	635,408	21,152,732
MGM Growth Properties LLC, Class A	485,172	17,766,999
Weyerhaeuser Co.	153,690	5,290,010
		85,195,752
Food and Staples Retailing — 2.4%
Koninklijke Ahold Delhaize NV	1,020,481	30,389,465
Sysco Corp.	116,659	9,070,237
		39,459,702
Food Products — 4.8%
Conagra Brands, Inc.	885,519	32,215,181
General Mills, Inc.	166,235	10,128,698
J.M. Smucker Co. (The)	106,246	13,766,294
Kellogg Co.	170,214	10,949,867
Orkla ASA	1,253,740	12,777,044
		79,837,084
Gas Utilities — 1.5%
Atmos Energy Corp.	134,668	12,942,941
Spire, Inc.	176,384	12,747,272
		25,690,213
Health Care Equipment and Supplies — 5.5%
Baxter International, Inc.	112,992	9,095,856
Becton Dickinson and Co.	72,811	17,706,907
Envista Holdings Corp.(1)	195,384	8,442,542
Koninklijke Philips NV	145,941	7,253,268
Zimmer Biomet Holdings, Inc.	310,328	49,906,949
		92,405,522
Health Care Providers and Services — 8.8%
Cardinal Health, Inc.	480,748	27,445,904
Centene Corp.(1)	168,919	12,319,263
Henry Schein, Inc.(1)	333,691	24,756,535
McKesson Corp.	104,184	19,924,148
Quest Diagnostics, Inc.	237,371	31,325,851
Universal Health Services, Inc., Class B	213,140	31,210,090
		146,981,791
Health Care Technology — 1.9%
Cerner Corp.	403,878	31,567,104
Hotels, Restaurants and Leisure — 1.0%
Sodexo SA(1)	180,750	16,892,829

Household Products — 0.9%
Kimberly-Clark Corp.	111,525	14,919,814
Insurance — 6.8%
Aflac, Inc.	515,669	27,670,799
Allstate Corp. (The)	104,968	13,692,026
Arthur J. Gallagher & Co.	47,179	6,608,834
Chubb Ltd.	209,071	33,229,745
Hartford Financial Services Group, Inc. (The)	129,416	8,019,909
Reinsurance Group of America, Inc.	223,013	25,423,482
		114,644,795
IT Services — 1.0%
Amdocs Ltd.	122,629	9,486,579
Euronet Worldwide, Inc.(1)	52,807	7,147,428
		16,634,007
Leisure Products — 0.7%
Polaris, Inc.	81,311	11,136,355
Machinery — 3.2%
Crane Co.	111,927	10,338,697
Cummins, Inc.	35,945	8,763,751
IMI plc	345,144	8,214,293
Oshkosh Corp.	115,235	14,362,890
PACCAR, Inc.	134,077	11,966,372
		53,646,003
Media — 1.4%
Fox Corp., Class B	648,556	22,829,171
Multi-Utilities — 1.4%
NorthWestern Corp.	389,866	23,477,731
Multiline Retail — 1.3%
Dollar Tree, Inc.(1)	225,186	22,406,007
Oil, Gas and Consumable Fuels — 3.7%
Cimarex Energy Co.	111,037	8,044,631
ConocoPhillips	487,673	29,699,286
Devon Energy Corp.	299,054	8,729,386
Pioneer Natural Resources Co.	98,733	16,046,087
		62,519,390
Paper and Forest Products — 1.5%
Mondi plc	927,444	24,417,998
Road and Rail — 0.7%
Heartland Express, Inc.	691,910	11,852,418
Software — 1.5%
CDK Global, Inc.	211,274	10,498,205
Open Text Corp.	276,071	14,024,407
		24,522,612
Specialty Retail — 2.0%
Advance Auto Parts, Inc.	161,178	33,064,055
Technology Hardware, Storage and Peripherals — 1.2%
HP, Inc.	645,027	19,473,365
Thrifts and Mortgage Finance — 0.3%
Capitol Federal Financial, Inc.	454,675	5,356,072
Trading Companies and Distributors — 1.8%
Beacon Roofing Supply, Inc.(1)	98,185	5,228,351
MSC Industrial Direct Co., Inc., Class A	271,762	24,385,205
		29,613,556
TOTAL COMMON STOCKS (Cost $1,283,430,024)		1,644,101,369

TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 5/15/23 - 10/31/27, valued at $7,451,824), in a joint trading account at 0.01%, dated 6/30/21, due 7/1/21 (Delivery value $7,305,422)		7,305,420
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 5/15/43, valued at $12,421,624), at 0.02%, dated 6/30/21, due 7/1/21 (Delivery value $12,178,007)		12,178,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,647,041	3,647,041
TOTAL TEMPORARY CASH INVESTMENTS (Cost $23,130,461)		23,130,461
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $3,933,600)	3,933,600	3,933,600
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $1,310,494,085)		1,671,165,430
OTHER ASSETS AND LIABILITIES — 0.3%		4,656,619
TOTAL NET ASSETS — 100.0%		$1,675,822,049

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	45,184,046	EUR	37,882,243	Credit Suisse AG	9/30/21	$182,590
GBP	743,917	USD	1,036,341	JPMorgan Chase Bank N.A.	9/30/21	(7,075)
USD	44,513,172	GBP	31,979,232	JPMorgan Chase Bank N.A.	9/30/21	267,427
USD	15,679,193	JPY	1,734,087,403	Bank of America N.A.	9/30/21	58,204
NOK	2,273,399	USD	266,882	UBS AG	9/30/21	(2,760)
USD	11,130,672	NOK	95,541,625	UBS AG	9/30/21	30,703
						$529,089

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,835,856. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,933,600.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	28,387,169	17,522,652	—
Auto Components	18,487,964	8,445,049	—
Food and Staples Retailing	9,070,237	30,389,465	—
Food Products	67,060,040	12,777,044	—
Hotels, Restaurants and Leisure	—	16,892,829	—
Machinery	45,431,710	8,214,293	—
Paper and Forest Products	—	24,417,998	—
Other Industries	1,357,004,919	—	—
Temporary Cash Investments	3,647,041	19,483,420	—
Temporary Cash Investments - Securities Lending Collateral	3,933,600	—	—
	1,533,022,680	138,142,750	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	538,924	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	9,835	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.